Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$65	1.21%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
Net Assets	$ 190,826,993
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$190,826,993
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.5%
Broadcom, Inc.	5.4%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.7%
Apple, Inc.	4.5%
Alphabet, Inc., Class A	4.0%
Applied Materials, Inc.	3.3%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.5%
Broadcom, Inc.	5.4%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.7%
Apple, Inc.	4.5%
Alphabet, Inc., Class A	4.0%
Applied Materials, Inc.	3.3%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%

Columbia Variable Portfolio – Seligman Global Technology Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
Net Assets	$ 190,826,993
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$190,826,993
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.5%
Broadcom, Inc.	5.4%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.7%
Apple, Inc.	4.5%
Alphabet, Inc., Class A	4.0%
Applied Materials, Inc.	3.3%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.5%
Broadcom, Inc.	5.4%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.7%
Apple, Inc.	4.5%
Alphabet, Inc., Class A	4.0%
Applied Materials, Inc.	3.3%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Meta Platforms, Inc., Class A	2.4%